INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes consists of the following (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2018	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31, 2016

Current tax provision:
Foreign	$212	$164	$11	$184
Federal	1,283	-	-	-
State	182	-	-	181
Total Current	1,677	164	11	365

Deferred tax provision (benefit):
Federal	93	596	(1,792)	4,537
State	98	(226)	(422)	(818)
Total deferred	191	370	(2,214)	3,719
Total tax provision (benefit):	$1,868	$534	$(2,203)	$4,084

Reconciliation Between Income Tax Provision (Benefit) at US Statutory Tax Rate
A reconciliation between the income tax provision (benefit) at the US statutory tax rate and the Company’s income tax provision (benefit) on the consolidated statements of operations and comprehensive (loss) income is below (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2018	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31 2016

Loss before income taxes	$(5,376)	$(9,640)	$(5,521)	$13,484
US statutory tax rate	21%	34%	34%	34%
Income tax (benefit) expense at statutory rate	(1,129)	(3,277)	(1,877)	4,585
State tax expense (benefit), net of federal	145	(182)	(279)	575
Foreign tax rates different from US statutory rate	146	95	(46)	124
Non-deductible expenses	1,978	3,309	1	(59)
Write-off of transaction costs	321	-	-	-
Write-off of net operating losses	314	-	-	-
Change in tax rate	76	604	-	(1,070)
Other	17	(15)	(2)	(71)
Total tax provision (benefit)	$1,868	$534	$(2,203)	$4,084

Deferred Tax Assets Liabilities
The following table outlines the principal components of the deferred tax assets and liabilities as of December 31 (in thousands):

	2018	2017
Deferred tax assets
Net operating losses	$7,567	$10,583
Allowance for doubtful accounts	287	212
Transaction Costs	-	533
Alternative minimum tax credit	-	272
Interest expense carryforwards	2,525	-
Share-based compensation	294	-
Accrued compensation	281	-
Other	213	72
Total deferred tax assets	11,167	11,672

Deferred tax liabilities
Property and equipment	(1,134)	(500)
Intangible assets	(7,766)	(9,423)
Total deferred tax liabilities	(8,900)	(9,923)

Net deferred tax asset	$2,267	$1,749